Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation.  The accompanying consolidated financial statements include the accounts of the Company as described in Note 1. All significant intercompany transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates incorporated into the Company’s consolidated financial statements include estimated useful lives for depreciable and amortizable assets, estimated allowance for doubtful accounts receivable, estimated cash flows in assessing goodwill and indefinite-lived intangible assets for impairment and the recoverability of long‑lived assets, self‑insurance reserves, players’ club liabilities, contingencies and litigation, claims and assessments, and fair value measurements related to the Company’s long‑term debt. Actual results could differ from these estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents.  Cash equivalents include investments in money market funds. Investments in this category can be redeemed immediately at the current net asset value per share. A money market fund is a mutual fund whose investments are primarily in short‑term debt securities designed to maximize current income with liquidity and capital preservation, usually maintaining per share net asset value at a constant amount, such as one dollar. Cash and cash equivalents also includes cash maintained for gaming operations. The carrying amounts approximate the fair value because of the short maturity of those instruments (Level 1).

Restricted Cash and Investment

Restricted Cash and Investments.  Restricted cash includes cash reserved for unredeemed winning tickets from the Company’s racing operations, funds related to horsemen’s fines and certain simulcasting funds that are restricted to payments for improving horsemen’s facilities and racing purses, cash deposits that serve as collateral for letters of credit, surety bonds and short-term certificates of deposit that serve as collateral for certain bonding requirements. The estimated fair values of our restricted cash and investments are based upon quoted prices available in active markets (Level 1), or quoted prices for similar assets in active and inactive markets (Level 2), and represent the amounts we would expect to receive if we sold our restricted cash and investments. Restricted investments, included in Other Assets, net, relate to trading securities pledged as collateral by our captive insurance wholly-owned subsidiary.

The Company also has certificates of deposit which are used for security with the Nevada Department of Insurance for its self‑insured workers compensation, West Virginia Division of Environmental Protection and Port Resources for the land lease at Lake Charles. The Nevada certificate of deposit of $628,000 matured on January 28, 2018 at which time it was renewed and the maturity date was extended to January 29, 2019. The West Virginia certificates of deposits in the amounts of $123,000 and $76,000 both mature on October 27, 2018 and the Lake Charles certificate of deposit is for $1.0 million and matures on July 13, 2018.

Marketable Securities

Marketable Securities. Marketable securities consist primarily of trading securities held by the Company’s captive insurance subsidiary. The trading securities are primarily debt and equity securities that are purchased with the intention to resell in the near term. The trading securities are carried at fair value with changes in fair value recognized in current period income, and this accounting policy was implemented as of the Isle Acquisition Date. For the year ended December 31, 2017, we recorded a $0.1 million loss related to the change in fair value which is included in corporate expenses in the accompanying statements of income.

Accounts Receivable and Credit Risk

Accounts Receivable and Credit Risk.  Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of casino accounts receivable. The Company issues markers to approved casino customers following background checks and assessments of creditworthiness. Trade receivables, including casino and hotel receivables, are typically non‑interest bearing. Accounts are written off when management deems the account to be uncollectible. Recoveries of accounts previously written off are recorded when received. An estimated allowance for doubtful accounts is maintained to reduce the Company’s receivables to their carrying amount, which approximates fair value. The allowance is estimated based on specific review of customer accounts as well as historical collection experience and current economic and business conditions. Management believes that as of December 31, 2017 and 2016, no significant concentrations of credit risk related to receivables existed.

Inventories

Inventories.  Inventories are stated at the lower of average cost, using a first‑in, first‑out basis, or market. Inventories consist primarily of food and beverage, retail merchandise and operating supplies.

Property and Equipment

Property and Equipment.  Property and equipment are stated at cost. Depreciation is computed using the straight‑line method over the estimated useful life of the asset or the term of the capitalized lease, whichever is less. Costs of major improvements are capitalized, while costs of normal repairs and maintenance are charged to expense as incurred. Gains or losses on the disposal of property and equipment are included in operating income.

Buildings and improvements	10 to 40 years
Land improvements	10 to 20 years
Furniture, fixtures and equipment	3 to 20 years
Riverboat	10 to 25 years

Investment in Unconsolidated Affiliates

Investment in Unconsolidated Affiliates. The Company’s investments in unconsolidated affiliates which are 50% or less owned are accounted for under the equity method and included in other assets, net. The Company does have variable interests in variable interest entities; however, we are not the primary beneficiary. All intercompany balances and transactions have been eliminated in consolidation.

The Company considers whether the fair values of any of its equity method investments have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. Estimated fair value is determined using a discounted cash flow analysis based on estimated future results of the investee and market indicators of terminal year capitalization rate. There were no impairments of the Company’s equity method investments during 2017, 2016 or 2015.

Goodwill and Other Intangible Assets and Non Operating Real Properties

Goodwill and Other Intangible Assets and Non‑Operating Real Properties.  Goodwill represents the excess of purchase price over fair market value of net assets acquired in business combinations. Goodwill and indefinite-lived intangible assets must be reviewed for impairment at least annually and between annual test dates in certain circumstances. The Company performs its annual impairment tests in the fourth quarter of each fiscal year. As a result of the annual impairment review for goodwill and indefinite-lived intangible assets, the Company recorded impairment charges of $34.9 million and $3.1 million related to goodwill and trade names, respectively, in 2017. No impairments were indicated as a result of the annual impairment review for goodwill and indefinite-lived intangible assets in 2016 or 2015.

We have designated certain assets, consisting principally of land and undeveloped properties, as non‑operating real property and have declared our intent to sell those assets. However, we do not anticipate that we will be able to sell the majority of the assets within the next twelve months. As such, these properties are not classified as held‑for‑sale as of December 31, 2017.

Indefinite-Lived Intangible Assets

Indefinite‑Lived Intangible Assets.  Indefinite‑lived intangible assets consist primarily of expenditures associated with obtaining racing and gaming licenses. Indefinite‑lived intangible assets are not subject to amortization, but are subject to an annual impairment test. If the carrying amount of an indefinite‑lived intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess amount.

Self-Insurance Reserves

Self‑Insurance Reserves.  The Company is self‑insured for various levels of general liability, employee medical insurance coverage and workers’ compensation coverage. Insurance claims and reserves include accruals of estimated settlements for known claims, as well as accruals of estimates for claims incurred but not yet reported. We utilize independent consultants to assist management in its determination of estimated insurance liabilities. While the total cost of claims incurred depends on future developments, in managements’ opinion, recorded reserves are adequate to cover future claims payments. Self-insurance reserves for employee medical claims and workers’ compensations are included in accrued payroll and related on the consolidated balance sheets. Self-insurance reserves for general liability claims are included in accrued other liabilities on the consolidated balance sheets.

Outstanding Chip Liability

Outstanding Chip Liability.  The Company recognizes the impact on gaming revenues on an annual basis to reflect an estimate of the change in the value of outstanding chips that are not expected to be redeemed. This estimate is determined by measuring the difference between the total value of chips placed in service less the value of chips in the inventory of chips under our control. This measurement is performed on an annual basis utilizing a methodology in which a consistent formula is applied to estimate the percentage value of chips not in custody that are not expected to be redeemed. In addition to the formula, certain judgments are made with regard to various denominations and souvenir chips. The outstanding chip liability is included in accrued other liabilities on the consolidated balance sheets.

Loyalty Program

Loyalty Program.  The Company offers programs at its properties whereby our participating customers can accumulate points for wagering that can be redeemed for credits for free play on slot machines, lodging, food and beverage, merchandise and in limited situations, cash. The incentives earned by customers under these programs are based on previous revenue transactions and represent separate performance obligations. Points earned, less estimated breakage, are recorded as a reduction of casino revenues at the retail value of such benefits owed to the customer and recognized as departmental revenue based on where such points are redeemed, upon fulfillment of the performance obligation. The loyalty program liability represents a deferral of revenue until redemption occurs, which is typically less than one year.

For purposes of allocating the transaction price in a wagering contract between the wagering performance obligation and the obligation associated with the loyalty points earned, the Company allocates an amount to the loyalty point contract liability based on the stand-alone selling price of the points earned, which is determined by the value of a point that can be redeemed for a non-gaming good or service. An amount is allocated to the gaming wager performance obligation using the residual approach as the stand-alone price for wagers is highly variable and no set established price exists for such wagers. The allocated revenue for gaming wagers is recognized when the wagers occur as all such wagers settle immediately. The loyalty point contract liability amount is deferred and recognized as revenue when the customer redeems the points for the nongaming good or service at the time such goods or services are delivered to the customer.

Casino Revenue and Pari-mutuel Commissions

Casino Revenue and Pari-mutuel Commissions. The Company recognizes as casino revenue (transaction price) the net win from gaming activities, which is the difference between gaming wins and losses, not the total amount wagered. Progressive jackpots are accrued and charged to revenue at the time the obligation to pay the jackpot is established. Gaming revenues are recognized net of certain cash and free play incentives. Pari-mutuel commissions consist of commissions earned from thoroughbred and harness racing and importing of simulcast signals from other race tracks and are recognized at the time wagers are made. Such commissions are a designated portion of the wagering handle as determined by state racing commissions, and are shown net of the taxes assessed by state and local agencies, as well as purses and other contractual amounts paid to horsemen associations. The Company recognizes revenues from fees earned through the exporting of simulcast signals to other race tracks at the time wagers are made. Such fees are based upon a predetermined percentage of handle as contracted with the other race tracks.

Gaming wager contracts involve two performance obligations for those customers earning points under the Company’s loyalty program and a single performance obligation for customers who don’t participate in the program. The Company applies a practical expedient by accounting for its gaming contracts on a portfolio basis as such wagers have similar characteristics and the Company reasonably expects the effects on the financial statements of applying the revenue recognition guidance to the portfolio to not differ materially from that which would result if applying the guidance to an individual wagering contract.

Complimentaries

Complimentaries. The Company offers discretionary coupons and other discretionary complimentaries to customers outside of the loyalty program. The retail value of complimentary food, beverage, hotel rooms and other services provided to customers, including loyalty point redemptions, is recognized in revenues when the goods or services are transferred to the customer. Complimentaries provided by third parties at the discretion and under the control of the Company is recorded as an expense when incurred. The Company’s revenues included complimentaries and loyalty point redemptions of $172.4 million, $112.8 million and $112.3 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Non-gaming Revenue

Non-gaming Revenue. Hotel, food and beverage, and other operating revenues are recognized as services are performed. The transaction price for hotel, food and beverage contracts is the net amount collected from the customer for such goods and services. Hotel, food and beverage services have been determined to be separate, stand-alone performance obligations and the transaction price for such contracts is recorded as revenue as the good or service is transferred to the customer over the customer’s stay at the hotel or when the delivery is made for the food and beverage. Advance deposits for future hotel occupancy, convention space or food and beverage services contracts are recorded as deferred income until the revenue recognition criteria has been met. The Company also provides goods and services that may include multiple performance obligations, such as for packages, for which revenues are allocated on a pro rata basis based on each service's stand-alone selling price.

The Company’s consolidated statement of operations presents net revenue disaggregated by type or nature of the good or service (i.e., casino, pari-mutuel, food and beverage, hotel and other). A summary of net revenues disaggregated by type of revenue and reportable segment is presented below (amounts in thousands). Refer to Note 18 for a discussion of the Company’s reportable segments.

	Twelve Months Ended December 31, 2017
	West	Midwest	South	East	Corporate and Other	Total
Casino	$186,779	$231,366	$262,937	$403,932	$—	$1,085,014
Pari-mutuel commissions	—	—	5,743	8,270	—	14,013
Food and beverage	102,244	20,452	42,114	33,436	—	198,246
Hotel	91,811	12,177	21,459	7,891	—	133,338
Other	29,485	4,884	6,006	9,306	506	50,187
Net revenues	$410,319	$268,879	$338,259	$462,835	$506	$1,480,798

	Twelve Months Ended December 31, 2016
	West	Midwest	South	East	Corporate and Other	Total
Casino	$121,623	$—	$92,108	$377,740	$—	$591,471
Pari-mutuel commissions	—	—	—	8,544	—	8,544
Food and beverage	96,708	—	26,133	32,376	—	155,217
Hotel	79,880	—	12,246	8,336	—	100,462
Other	29,330	—	3,070	12,371	—	44,771
Net revenues	$327,541	$—	$133,557	$439,367	$—	$900,465

	Twelve Months Ended December 31, 2015
	West	Midwest	South	East	Corporate and Other	Total
Casino	$52,547	$—	$98,051	$392,006	$—	$542,604
Pari-mutuel commissions	—	—	—	8,996	—	8,996
Food and beverage	45,556	—	25,028	32,237	—	102,821
Hotel	23,502	—	11,940	8,452	—	43,894
Other	8,607	—	3,298	14,125	—	26,030
Net revenues	$130,212	$—	$138,317	$455,816	$—	$724,345

Advertising

Advertising.  Advertising costs are expensed in the period the advertising initially takes place and are included in marketing and promotions expenses. Advertising costs included in marketing and promotion expenses were $33.0 million, $15.5 million and $11.0 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Income Taxes

Income Taxes.  We account for income taxes in accordance with ASC Topic 740, Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred income tax liabilities and deferred income tax assets for the difference between the book basis and tax basis of assets and liabilities. We have recorded valuation allowances related to net operating loss carry forwards and certain temporary differences. Recognizable future tax benefits are subject to a valuation allowance, unless such tax benefits are determined to be more-likely-than-not realizable. We recognize accrued interest and penalties related to unrecognized tax benefits in income tax expense.

Stock-Based Compensation

Stock‑Based Compensation. We account for stock‑based compensation in accordance with ASC Topic 718, Compensation—Stock Compensation. ASC 718 requires all share‑based payments to employees and non‑employee members of the Board of Directors, including grants of stock options and restricted stock units (“RSUs”), to be recognized in the consolidated statements of income based on their fair values and that compensation expense be recognized for awards over the requisite service period of the award or until an employee’s eligible retirement date, if earlier.

Earnings per Share

Earnings per Share.  Basic earnings per share is computed by dividing net income (loss) by the weighted average shares outstanding during the reporting period. Diluted earnings per share is computed similarly to basic earnings per share except that the weighted average shares outstanding are increased to include additional shares from the assumed exercise of stock options and the assumed vesting of restricted share units, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options were exercised, that outstanding restricted share units were released and that the proceeds from such activities were used to acquire shares of common stock at the average market price during the reporting period.

Reclassifications	Reclassifications. Certain reclassifications of prior period presentations have been made to conform to the current period presentation.
Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

ASU 2016-18

In November 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2016-18 was issued related to the inclusion of restricted cash in the statement of cash flows. This new guidance requires that a statement of cash flows present the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalent. This update is effective in fiscal years, including interim periods, beginning after December 15, 2017. The Company adopted this standard effective January 1, 2018, and elected to apply the full retrospective adoption method. Upon adoption, the Company included a reconciliation of cash, cash equivalents and restricted cash reported within the Consolidated Balance Sheets to the total shown in the Consolidated Statements of Cash Flows. Adoptions of this guidance had no other impact on the Consolidated Financial Statements or disclosures.

Certain amounts have been retrospectively reclassified for the years ended December 31 2017, 2016 and 2015 to reflect the change in the Company’s Consolidated Statements of Cash Flows required with the adoption of ASU No. 2016-18

ASC Topic 606

In May 2014 (amended January 2017), the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers,” (ASC 606) which provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and eliminates existing industry guidance, including revenue recognition guidance specific to the gaming industry. The core principle of the revenue model indicates that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Company adopted this standard effective January 1, 2018, and elected to apply the full retrospective adoption method.

The adoption of ASC 606 on January 1, 2018 principally affected the presentation of promotional allowances and how the Company measured the liability associated with our customer loyalty programs. The presentation of gross revenues for complimentary goods and services provided to guests with a corresponding offsetting amount included in promotional allowances was eliminated. This adjustment in presentation of promotional allowances did not have an impact on the Company’s historically reported net operating revenues. The majority of such amounts previously included in promotional allowances now offset casino revenues based on an allocation of revenues to performance obligations using stand-alone selling price. Food, beverage, lodging and other services furnished to our guests on a complimentary basis are measured at the respective estimated standalone selling prices and included as revenues within food and beverage, lodging, and retail, entertainment and other, which generally resulted in a corresponding decrease in gaming revenues. The costs of providing such complimentary goods and services are included as expenses within food and beverage, lodging, and retail, entertainment and other.

Additionally, as a result of the adoption of the new standard, certain adjustments and other reclassifications to and between revenue categories and to and between expense categories were required; however, the amounts associated with such adjustments did not have a significant impact on the Company’s previously reported operating income or net income.

Liabilities associated with our customer loyalty programs are no longer valued at cost; rather a deferred revenue model is used to account for the classification and timing of revenue to be recognized related to the redemption of loyalty program liabilities by our customers. Points earned under the Company’s loyalty programs are deemed to be separate performance obligations, and recorded as a reduction of casino revenues when earned at the retail value of such benefits owed to the customer and recognized as departmental revenue based on where such points are redeemed, upon fulfillment of the performance obligation.

The Company elected to adopt the full retrospective method to apply the new guidance to each prior reporting period presented as if it had been in effect since January 1, 2015, with a pre-tax cumulative effect adjustment to our retained earnings upon adoption of $4.7 million. Net of tax, the cumulative effect adjustment to our retained earnings upon adoption was $3.5 million. This was primarily related to our loyalty program point liability, which increased from an estimated incremental cost model to a deferred revenue model at retail value.

The impact of adoption of ASC 606 to the previously reported condensed Consolidated Balance Sheets as of December 31, 2017 and 2016 was as follows:

	As of December 31, 2017
(In thousands)	As Reported	ASC 606 Adjustments	As Adjusted
Accrued other liabilities	$61,346	$4,692	$66,038
Deferred income taxes	164,130	(1,163)	162,967
Total liabilities	2,601,346	3,529	2,604,875
Retained earnings	198,500	(3,529)	194,971
Total stockholders' equity	945,126	(3,529)	941,597
Total liabilities and stockholders' equity	3,546,472	—	3,546,472

	As of December 31, 2016
(In thousands)	As Reported	ASC 606 Adjustments	As Adjusted
Accrued other liabilities	$27,648	$3,856	$31,504
Deferred income taxes	90,385	(1,374)	89,011
Total liabilities	995,593	2,482	998,075
Retained earnings	124,560	(2,482)	122,078
Total stockholders' equity	298,451	(2,482)	295,969
Total liabilities and stockholders' equity	1,294,044	—	1,294,044

The impact of adoption ASC 606 to the previously reported Consolidated Statements of Income for the years ended December 31, 2017, 2016 and 2015 was as follows:

	For the Year Ended
	December 31, 2017
(In thousands)	As Reported	ASC 606 Adjustments	As Adjusted
REVENUES:
Casino	$1,228,540	$(143,526)	$1,085,014
Pari-mutuel commissions	14,134	(121)	14,013
Food and beverage	193,260	4,986	198,246
Hotel	119,095	14,243	133,338
Other	51,560	(1,373)	50,187
	1,606,589	(125,791)	1,480,798
Less-promotional allowances	(133,085)	133,085	—
Net operating revenues	1,473,504	7,294	1,480,798
EXPENSES:
Casino	638,362	(90,924)	547,438
Pari-mutuel commissions	13,509	142	13,651
Food and beverage	94,723	75,125	169,848
Hotel	34,282	16,293	50,575
Other	26,030	6,126	32,156
Marketing and promotions	82,525	649	83,174
General and administrative	241,095	(58)	241,037
Corporate	30,739	—	30,739
Impairment charges	38,016	—	38,016
Depreciation and amortization	105,891	—	105,891
Total operating expenses	1,305,172	7,353	1,312,525
LOSS ON SALE OR DISPOSAL OF PROPERTY AND EQUIPMENT	(319)	—	(319)
PROCEEDS FROM TERMINATED SALE	20,000	—	20,000
TRANSACTION EXPENSES	(92,777)	—	(92,777)
EQUITY IN (LOSS) INCOME OF UNCONSOLIDATED AFFILIATES	(367)	—	(367)
OPERATING INCOME	94,869	(59)	94,810
OTHER INCOME (EXPENSE):
Interest expense, net	(99,769)	—	(99,769)
Loss on early retirement of debt, net	(38,430)	—	(38,430)
Total other expense	(138,199)	—	(138,199)
NET (LOSS) INCOME BEFORE INCOME TAXES	(43,330)	(59)	(43,389)
BENEFIT (PROVISION) FOR INCOME TAXES	117,270	(501)	116,769
NET INCOME	$73,940	$(560)	$73,380
Net Income per share of Common Stock:
Basic	$1.10	$(0.01)	$1.09
Diluted	$1.09	$(0.01)	$1.08
Weighted Average Basic Shares Outstanding	67,133,531	—	67,133,531
Weighted Average Diluted Shares Outstanding	68,102,814	—	68,102,814

	For the Year Ended
	December 31, 2016
(In thousands)	As Reported	ASC 606 Adjustments	As Adjusted
REVENUES:
Casino	$693,013	$(101,542)	$591,471
Pari-mutuel commissions	8,600	(56)	8,544
Food and beverage	142,032	13,185	155,217
Hotel	94,312	6,150	100,462
Other	45,239	(468)	44,771
	983,196	(82,731)	900,465
Less-promotional allowances	(90,300)	90,300	—
Net operating revenues	892,896	7,569	900,465
EXPENSES:
Casino	390,325	(47,892)	342,433
Pari-mutuel commissions	9,787	—	9,787
Food and beverage	81,878	40,720	122,598
Hotel	30,746	10,466	41,212
Other	26,921	3,855	30,776
Marketing and promotions	40,600	290	40,890
General and administrative	130,172	548	130,720
Corporate	19,880	—	19,880
Depreciation and amortization	63,449	—	63,449
Total operating expenses	793,758	7,987	801,745
LOSS ON SALE OR DISPOSAL OF PROPERTY AND EQUIPMENT	(836)	—	(836)
TRANSACTION EXPENSES	(9,184)	—	(9,184)
OPERATING INCOME	89,118	(418)	88,700
OTHER INCOME (EXPENSE):
Interest expense, net	(50,917)	—	(50,917)
Loss on early retirement of debt, net	(155)	—	(155)
Total other expense	(51,072)	—	(51,072)
NET (LOSS) INCOME BEFORE INCOME TAXES	38,046	(418)	37,628
BENEFIT (PROVISION) FOR INCOME TAXES	(13,244)	143	(13,101)
NET INCOME	$24,802	$(275)	$24,527
Net Income per share of Common Stock:
Basic	$0.53	$(0.01)	$0.52
Diluted	$0.52	$(0.01)	$0.51
Weighted Average Basic Shares Outstanding	47,033,311	—	47,033,311
Weighted Average Diluted Shares Outstanding	47,701,562	—	47,701,562

	For the Year Ended
	December 31, 2015
(In thousands)	As Reported	ASC 606 Adjustments	As Adjusted
REVENUES:
Casino	$614,227	$(71,623)	$542,604
Pari-mutuel commissions	9,031	(35)	8,996
Food and beverage	97,740	5,081	102,821
Hotel	37,466	6,428	43,894
Other	26,077	(47)	26,030
	784,541	(60,196)	724,345
Less-promotional allowances	(64,757)	64,757	—
Net operating revenues	719,784	4,561	724,345
EXPENSES:
Casino	357,572	(36,956)	320,616
Pari-mutuel commissions	9,973	—	9,973
Food and beverage	52,606	31,961	84,567
Hotel	11,307	6,686	17,993
Other	15,325	2,150	17,475
Marketing and promotions	31,227	129	31,356
General and administrative	96,870	486	97,356
Corporate	16,469	—	16,469
Depreciation and amortization	56,921	—	56,921
Total operating expenses	648,270	4,456	652,726
LOSS ON SALE OR DISPOSAL OF PROPERTY AND EQUIPMENT	(6)	—	(6)
TRANSACTION EXPENSES	(2,452)	—	(2,452)
EQUITY IN (LOSS) INCOME OF UNCONSOLIDATED AFFILIATES	3,460	—	3,460
OPERATING INCOME	72,516	105	72,621
OTHER INCOME (EXPENSE):
Interest expense, net	(61,558)	—	(61,558)
Gain on valuation of unconsolidated affiliate	35,582	—	35,582
Loss on early retirement of debt, net	(1,937)	—	(1,937)
Total other expense	(27,913)	—	(27,913)
NET (LOSS) INCOME BEFORE INCOME TAXES	44,603	105	44,708
BENEFIT (PROVISION) FOR INCOME TAXES	69,580	(42)	69,538
NET INCOME	$114,183	$63	$114,246
Net Income per share of Common Stock:
Basic	$2.45	$—	$2.45
Diluted	$2.43	$—	$2.43
Weighted Average Basic Shares Outstanding	46,550,042	—	46,550,042
Weighted Average Diluted Shares Outstanding	47,008,980	—	47,008,980

The impact of adoption of ASU 2016-18 and ASC 606 to the previously reported condensed Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015 was as follows:

	As of December 31, 2017
(In thousands)	As Reported	ASC 606 Adjustments	ASU 2016-18 Adjustments	As Adjusted
Net income	$73,940	$(560)	—	$73,380
(Benefit) provision for deferred income taxes	(113,062)	501	—	(112,561)
Accounts payable and accrued liabilities	(18,165)	59	—	(18,106)
Net cash provided by operating activities	130,241	—	(355)	129,886
Net cash used in investing activities	(1,407,775)	—	11,094	(1,396,681)

Cash, cash equivalents and restricted cash, beginning of period	61,029	—	2,414	63,443
Increase in cash, cash equivalents and restricted cash	73,567	—	10,739	84,306
Cash, cash equivalents and restricted cash, end of period	$134,596	$—	$13,153	$147,749

	As of December 31, 2016
(In thousands)	As Reported	ASC 606 Adjustments	ASU 2016-18 Adjustments	As Adjusted
Net income	$24,802	$(275)	—	$24,527
(Benefit) provision for deferred income taxes	11,344	(143)	—	11,201
Accounts payable and accrued liabilities	(6,767)	418	—	(6,349)
Net cash provided by operating activities	97,570	—	(2,857)	94,713

Cash, cash equivalents and restricted cash, beginning of period	78,278	—	5,271	83,549
Decrease in cash, cash equivalents and restricted cash	(17,249)	—	(2,857)	(20,106)
Cash, cash equivalents and restricted cash, end of period	$61,029	$—	$2,414	$63,443

	As of December 31, 2015
(In thousands)	As Reported	ASC 606 Adjustments	ASU 2016-18 Adjustments	As Adjusted
Net income	$114,183	$63	—	$114,246
(Benefit) provision for deferred income taxes	(70,773)	42	—	(70,731)
Accounts payable and accrued liabilities	4,855	(105)	—	4,750
Net cash provided by operating activities	56,715	—	(711)	56,004
Net cash used in investing activities	(158,754)	—	(2,252)	(161,006)

Cash, cash equivalents and restricted cash, beginning of period	87,604	—	8,234	95,838
Decrease in cash, cash equivalents and restricted cash	(9,326)	—	(2,963)	(12,289)
Cash, cash equivalents and restricted cash, end of period	$78,278	$—	$5,271	$83,549

Recently Issued Accounting Pronouncements – New Developments

In January 2017, the FASB issued Accounting Standards Update ASU No. 2017-04, “Intangibles – Goodwill and Other: Simplifying the Test for Goodwill Impairment.” This amended guidance is intended to simplify how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Step 2 measures goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of goodwill. Under the amended guidance, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. The elimination of Step 2 from the goodwill impairment test should reduce the cost and complexity of evaluating goodwill for impairment. Amendments should be applied on a prospective basis disclosing the nature of and reason for the change in accounting principle upon transition. Disclosure should be provided in the first annual period and in the interim period in which the entity initially adopts the amendments. Updated amendments are effective for the interim and annual periods beginning after December 15, 2019, and early adoption is permitted. We adopted this guidance effective October 1, 2017, and, in conjunction with the Company’s annual impairment assessment, recorded a $34.9 million goodwill impairment charge in 2017.

In January 2017, the FASB issued ASU No. 2017-01, “Business Combinations – Clarifying the Definition of a Business.” This amendment is intended to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Amendments in this update provide a more robust framework to use in determining when a set of assets and activities is a business and to provide more consistency in applying the guidance, reduce the costs of application, and make the definition of a business more operable. The amendments are effective for interim and annual periods beginning after December 15, 2017. Early adoption is allowed as follows: (1) transactions for which acquisition date occurs before the issuance date or effective date of the amendments, only when the transaction has not been reported in financial statements that have been issued or made available for issuance and (2) transactions in which a subsidiary is deconsolidated or a group of assets is derecognized that occur before the issuance date or effective date of the amendments, only when the transaction has not been reported in financial statements that have been issued or made available for issuance. We currently anticipate adopting this accounting standard during the first quarter of 2018, and the adoption will result in future acquisitions which do not involve substantive processes being accounted for as asset acquisitions.

In August 2016, the FASB issued ASU No. 2016-15, “Classification of Certain Cash Receipts and Cash Payments.” This new guidance is intended to reduce diversity in practice in how certain cash receipts and payments are classified in the statement of cash flows, including debt prepayment or extinguishment costs, the settlement of contingent liabilities arising from a business combination, proceeds from insurance settlements, and distributions from certain equity method investees. The guidance is effective for interim and annual periods beginning after December 15, 2017, and early adoption is permitted. The guidance requires application using a retrospective transition method. We adopted this standard effective January 1, 2018, which should not have a significant impact on our consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, “Accounting for Credit Losses,” which amends the guidance on the impairment of financial instruments. This update adds an impairment model (known as the current expected credit losses model) that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes, as an allowance, its estimate of expected credit losses. The effective date for this update is for the annual and interim periods beginning after December 15, 2019 and early adoption is permitted beginning after December 15, 2018. We are currently evaluating the impact of adopting this guidance on our consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02 “Leases” which addresses the recognition and measurement of leases. Under the new guidance, for all leases (with the exception of short-term leases), at the commencement date, lessees will be required to recognize a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis, and a right-of-use (“ROU”) asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. Further, the new lease guidance simplifies the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and liabilities, which no longer provides a source for off balance sheet financing. The effective date for this update is for the annual and interim periods beginning after December 15, 2018 with early adoption permitted. Lessees and lessors must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements.

Currently, we do not have any material capital leases or any material operating leases where we are the lessor. Our operating leases, primarily relating to certain ground leases and slot machines or VLTs, will be recorded on the balance sheet as an ROU asset with a corresponding lease liability, which will be amortized using the effective interest rate method as payments are made. The ROU asset will be depreciated on a straight-line basis and recognized as lease expense. The qualitative and quantitative effects of adoption of ASU 2016-02 are still being analyzed, and we are in the process of evaluating the full effect the new guidance will have on our consolidated financial statements including any new considerations with respect to the Isle Acquisition.